Note 15 - Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

15. Fair Value Measurement

We use a fair-value approach to value certain assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We use a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Liabilities	Level 1	Level 2	Level 3	September 30, 2014
Fair value of derivative liability – embedded conversion feature	$—	$—	$165,901	$165,901
Total	$—	$—	$165,901	$165,901

Liabilities	Level 1	Level 2	Level 3	December 31, 2013
Fair value of derivative liability – embedded conversion feature	$—	$—	$177,927	$177,927
Total	$—	$—	$177,927	$177,927

On August 30, 2013, November 25, 2013, December 19, 2013, January 27, 2014, February 25, 2014, and March 18, 2014 we entered into securities purchase agreements relating to the sale and issuance of convertible notes in the principal amounts of $200,000, $200,000, $250,000, $100,000, $200,000 and $300,000. Each of the Convertible Notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04 per share. The terms of the convertible notes meet the criteria for the bifurcation of an embedded derivative. Therefore, we recorded the fair value of the embedded derivative liability as of the issuance date for each of the convertible notes for an aggregate fair value of $366,519.

We use a model based on Monte Carlo simulation to value the embedded conversion feature of our notes payable that are subject to fair value liability accounting. The determination of the fair value as of the reporting date is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, expected stock price volatility over the term of the security and risk-free interest rate. In addition, the model uses multiple Monte Carlo simulations requiring the input of an expected life for the securities for which we have estimated and expectations of the timing and amount of future financing we may require. The fair value of the embedded conversion feature liability is revalued each balance sheet date utilizing our Monte Carlo simulation-based model computations with the decrease or increase in fair value being reported in the statement of comprehensive loss as other income or expense, respectively. The primary factors affecting the fair value of the embedded conversion feature liability are our stock price and volatility. In addition, the use of a Monte Carlo simulation-based model requires the input of highly subjective assumptions, and other reasonable assumptions could provide differing results.

Our reported net loss was $1.2 million for the nine months ended September 30, 2014. If the closing stock price of our common stock had been 10% lower, our net loss would have been approximately $17,000 lower. If the closing stock price of our common stock had been 10% higher, our net loss would have been approximately $22,000 higher. If our volatility assumption on September 30, 2014 had been 10% lower, our net loss would have been approximately $22,000 lower and if our volatility assumption had been 10% higher, our net loss would have been approximately $19,000 higher.

The following table shows the changes in Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2014:

	Derivative Liability – Embedded Conversion Feature	Total Level 3
Beginning balance – January 1, 2014	$177,927	$177,927
Issuances	122,630	122,630
Conversions	(102,731)	—
Total realized and unrealized gains or losses	(31,925)	(134,656)
Ending balance – September 30, 2014	$165,901	$165,901

15. Fair Value Measurement

We use a fair-value approach to value certain assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We use a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Liabilities	Level 1	Level 2	Level 3	December 31, 2013
Fair value of embedded derivatives	—	—	$177,927	$177,927
Total	$—	$—	$177,927	$177,927

Liabilities	Level 1	Level 2	Level 3	December 31, 2012
Fair value of common stock warrant liability	$—	$—	$9	$9
Accrued rent related to office closures	—	—	8,657	8,657
Total	$—	$—	$8,666	$8,666

On August 30, 2013, November 25, 2013 and December 19, 2013, we entered into securities purchase agreements relating to the sale and issuance of convertible notes in the principal amounts of $200,000, $200,000 and $250,000. Each of the Convertible Notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04. The terms of the convertible notes meet the criteria for the bifurcation of an embedded derivative. Therefore, we recorded the fair value of the embedded derivative liability as of the issuance date for each of the convertible notes for an aggregate fair value of $243,889.

A discussion of the valuation techniques used to measure fair value for the common stock warrants is in Note 14. The accrued rent relates to a non-cash charge for the closure of our Anaheim, California location, calculated by discounting the future lease payments to their present value using a risk-free discount rate from 0.6%. The accrued rent is included within liabilities of discontinued operations and long-term liabilities of discontinued operations in our consolidated balance sheets.

The following table shows the changes in Level 3 liabilities measured at fair value on a recurring basis for the twelve months ended December 31, 2013:

	Other Liabilities*	Common Stock Warrant Liability	Embedded Derivative on Convertible Notes	Total Level 3
Beginning balance – January 1, 2013	$8,657	$9	$—	$8,666
Issuances	—	—	243,889	243,889
Total realized and unrealized gains or losses	43	(9)	(65,962)	(65,928)
Repayments	(8,700)	—	—	(8,700)
Transfers out of level 3 upon exercise or conversion	—	—	—	—
Ending balance – December 31, 2013	$—	$—	$177,927	$177,927

*     Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.